Intangible assets, net - Future amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amortization expense of intangible assets for future years
2020		¥ 3,209
2021		2,291
2022		1,142
2023		856
2024 and thereafter		2,420
Intangible assets, net	$ 1,425	¥ 9,918	¥ 11,790